10-K Employee Benefit Plans - Health care cost assumptions (Details) - Postretirement Health Coverage	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Health care trend rate assumed for next year	4.50%	4.50%
Health care cost trend rate – ultimate	2033	2031
Year in which ultimate trend rate achieved	7.50%	7.00%